SHARE- BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Expense Recognized in Financial Statements
The expense recognized in the Company's financial statements for services provided by employees and service-providers is as follows:

	Six months ended June 30,
	2020	2019
	Unaudited

Share-based compensation – Attributable to equity holders of the Company	$68	$338
Share-based compensation – Attributable to non-controlling interests	2,721	109

	$2,789	$447

Schedule of Compensation Cost of Equity-Based Awards
The total compensation cost related to all of the Company's equity-based awards, recognized during the presented periods was comprised as follows:

	Six months ended June 30,
	2020	2019
	Unaudited

Research and development, net	$1,404	$214
Business development	897	123
General and administrative	488	110

	$2,789	$447

Employees Consultants and Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Number of Share Options
The following table summarizes the number of share options, the weighted average exercise price, and the changes that were made in the option plans to employees, consultants and directors of Evogene Ltd. as of June 30, 2020 and during the period then ended:

	2020
	Number of options	Weighted average exercise prices ($)
	Unaudited

Outstanding on January 1	4,335,017	7.08
Grants	790,000	1.10
Forfeited	(807,468)	6.95

Outstanding on June 30	4,317,549	5.99

Exercisable on June 30	2,511,019	8.74

Subsidiaries Employees Consultants and Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Number of Share Options
The following table summarizes the number of share options, the weighted average exercise price, and the changes that were made in the option plans to employees, consultants and directors of the Company's subsidiaries as of June 30, 2020 and during the period then ended:

	2020
	Number of options	Weighted average exercise prices ($)
	Unaudited

Outstanding on January 1,	460,038	0.13
Grants	775,848	1.94
Forfeited	(40,484)	0.20

Outstanding on June 30,	1,195,402	1.31

Exercisable on June 30,	502,257	0.17